Related party disclosures	12 Months Ended
Mar. 31, 2026
Related Party Disclosures
Related party disclosures

41. Related party disclosures

Related parties and nature of related party relationship where transactions have taken place:

Related parties and nature of related party relationship:

Nature of relationship	Name of related party

Key Management Personnel	Mr. Siddhartha Gupta (w.e.f. November 24, 2025)	Chief Executive Officer and Director
	Mr. Dhruv Shringi (CEO till November 24, 2025)	Co-founder, CEO and Director
	Mr. Rohan Mittal (till April 10, 2025)	Chief Financial Officer
	Mr. Anuj Kumar Sethi (w.e.f. April 11, 2025)	Principal Accounting Officer, Principal Financial Officer
	Mr. Murlidhara Laxmikantha Kadaba	Non-executive Director
	Ms. Neelam Dhawan (till January 20, 2025)	Non-executive Director
	Mr. Roshan Mendis	Non-executive Director
	Mr. Stephen Schifrin	Non-executive Director
	Mr. Michael Kaufman	Non-executive Director

Entities having significant influence	MAK Capital Fund, LP

Group Companies of entities having significant influence	Terrapin Partners, LLC

Joint Venture Company	Yatra MICE and Holidays Limited (till June 18, 2024) (formerly known as Yatra MICE and Holidays Private Limited)

During the year, the Group entered into the following transactions, in the ordinary course of business on an arm’s length basis, with related parties:

	March 31,
	2024	2025	2026
Group Companies of entities having significant influence
Entities having significant influence
Loan taken	-	-	-
Loan repaid	821,900	-	-
Interest cost	42,712	-	-
Bank charges	-	-	-
Joint venture company
Recovery of expenses	594	-	-
Loan given	6,300	-	-
Interest income	460	-	-

Outstanding balances at the year-end are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables.

Outstanding balances at the year-end are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables.

Compensation of key management personnel of the Group

	2024	2025	2026

Short-term employee benefits	49,436	51,606	57,906
Contributions to defined contribution plans	691	721	70
Bonus	-	58,551	18,060
Directors Sitting fee’s	14,237	15,100	14,143
Share based payment	181,294	95,563	11,794
Total compensation paid to key management personnel	245,658	221,541	101,973

Provision for gratuity and compensated absences has not been considered, since the provisions are based on actuarial valuations for the Group’s entities as a whole.

The amount disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)